SCHEDULE OF NON CURRENT ASSET GEOGRAPHIC AREA INFORMATION (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Long term deposit (Note 11)	$ 181,584	$ 147,100
Right of use asset total	582,485	630,793	$ 887,137
Equipment total	157,820	175,335
Intangibles total	8,285,036	7,856,730
CANADA
IfrsStatementLineItems [Line Items]
Long term deposit (Note 11)
Right of use asset total	192,000	112,000
Equipment total
Intangibles total
EMEA [member[
IfrsStatementLineItems [Line Items]
Long term deposit (Note 11)	182,000	147,000
Right of use asset total	390,000	519,000
Equipment total	158,000	175,000
Intangibles total	$ 8,285,000	$ 7,857,000